Share-Based Compensation (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jan. 31, 2021 shares	Mar. 31, 2021 shares	Apr. 30, 2021 shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jul. 31, 2019 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense | $				$ 1,854	$ 1,282
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Grants in Period				61,625
Vested, Number of units		931,320		931,320			317,188	113,279
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested, Number of units				1,361,787
Number of restricted stock units issued during the period			184,270
Stock Issued During Period, Shares, New Issues				229,583
2019 Plan [Member] | Management [Member] | Incentive Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Number of shares granted in any one calendar year				1,421,000
Number of tranches				4
2019 Plan [Member] | Management [Member] | Minimum [Member] | Incentive Stock [Member] | Second Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares				$ 8.00
Number of consecutive trading days				60 days
2019 Plan [Member] | Management [Member] | Minimum [Member] | Incentive Stock [Member] | Third Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares				$ 11.00
Number of consecutive trading days				60 days
2019 Plan [Member] | Management [Member] | Minimum [Member] | Incentive Stock [Member] | Fourth Tranche [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares				$ 14.00
Number of consecutive trading days				60 days
2019 Plan [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted stock units issued during the period	45,313
2019 Plan [Member] | Common Class A [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Number of shares granted in any one calendar year				1,812,500
Term of Equity Incentive Plan				10 years
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Incentive Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Number of shares granted in any one calendar year				1,421,000
Share-based Compensation, Grants in Period				61,625		61,625
2019 Plan [Member] | Common Class A [Member] | Management [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Number of shares granted in any one calendar year				12,500
Maximum Value of shares granted in any one calendar year | $				$ 100,000